Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finitelived intangible assets
Total	¥ 14,462,538		¥ 14,301,780
Less: accumulated amortization	(12,846,495)		(11,182,929)
Less: accumulated impairment loss	(346,466)		(287,270)
Net book value	1,269,577		2,831,581
Indefinitelived intangible assets
Total	454,564		454,564
Finite and indefinitelived intangible assets	1,724,141	$ 249,977	3,286,145
Noncompete agreements
Finitelived intangible assets
Total	7,183,773		7,183,773
Trademarks, patents, software and others
Finitelived intangible assets
Total	5,413,444		5,268,168
Customer lists
Finitelived intangible assets
Total	1,563,680		1,553,507
Driver lists
Finitelived intangible assets
Total	301,641		296,332
Online payment license
Indefinitelived intangible assets
Total	398,085		398,085
Others
Indefinitelived intangible assets
Total	¥ 56,479		¥ 56,479